Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

In April 2015, we issued 12,500 shares of common stock to our outside directors in connection with their compensation as Directors. The grant was valued at the fair market value at the date of grant of $16,375 and recorded as stock payable at March 31, 2015. We also issued 108,000 shares of common stock in connection with the capital markets advisory described in Note 2 to be delivered only upon reaching established milestones.

NOTE 18 – SUBSEQUENT EVENTS

In January 2015, we issued 12,500 shares of common stock to two outside directors as payment of their quarterly Director Fees.

In March 2015, we signed a capital markets advisory agreement whereby we agreed to issue 90,000 shares of common stock in two increments as payment for the advisory services. The first 45,000 shares were issued in March 2015.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2014 through the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.